JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Mid Cap Value Portfolio

(All Share Classes)

(the “Portfolio”)

Supplement dated February 12, 2019

to the Summary Prospectus, Prospectus and

Statement of Additional Information

dated May 1, 2018, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jonathan Simon	2001	Managing Director
Lawrence E. Playford	2004	Managing Director

In addition, effective immediately, the “The Portfolio’s Management and Administration — The Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

Jonathan Simon, Managing Director of JPMIM, and Lawrence E. Playford, Managing Director of JPMIM, serve as the portfolio managers for the Portfolio. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. Mr. Simon is a senior member of the U.S. Equity Value portfolio management team. An employee of JPMIM or its affiliates since 1993, Mr. Playford, a CFA charterholder, has worked as a portfolio manager since 2004 and as a research analyst since 2003. From 2001 to 2003, he served as a client portfolio manager working with the U.S. Equity Group.

Effective immediately, the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the SAI with respect to the Portfolio is hereby deleted and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of December 31, 2017:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMIT Mid Cap Value Portfolio
Jonathan Simon	19	$58,343,148	14	$12,615,521	68	$12,353,845
Lawrence Playford	15	40,9955,11	3	2,292,221	34	3,016,898

SUP-JPMITMCV-PM-219

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of December 31, 2017:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
JPMIT Mid Cap Value Portfolio
Jonathan Simon	0	$0	0	$0	0	$0
Lawrence Playford	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

In addition, effective immediately, the “Portfolio Managers — Ownership of Securities” section of the SAI with respect to the Portfolio is hereby deleted and replaced with the following:

Ownership of Securities

The following table indicates for each Portfolio the dollar range of securities of each Portfolio beneficially owned by each portfolio manager, as of December 31, 2017:

Dollar Range of Securities in the Portfolio
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
JPMIT Mid Cap Value Portfolio
Jonathan Simon	X
Lawrence Playford	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUS, PROSPECTUS AND THE STATEMENT

OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE